SUMMARY PROSPECTUS January 29, 2010

AllianceBernstein High Income Fund

Ticker: Class A–AGDAX, Class B–AGDBX, Class C–AGDCX, Advisor Class–AGDYX

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. The Fund’s Prospectus and Statement of Additional Information (“SAI”), both dated January 29, 2010, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Fund’s Prospectus and other information about the Fund, go to http://www.alliancebernstein.com/links/mf, email a request to prorequest@alliancebernstein.com, call (800) 227-4618, or ask any financial advisor, bank, or broker-dealer who offers shares of the Fund. Unless otherwise noted, page number references refer to the current Prospectus for this Fund.

INVESTMENT OBJECTIVE

The Fund’s investment objective is to seek to maximize total returns from price appreciation and income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds—Sales Charge Reduction Programs on page 36 of the Prospectus and in Purchase of Shares—Sales Charge Reduction Programs on page 99 of the Fund’s SAI.

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class B Shares (not currently offered to new investors)	Class C Shares	Advisor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None	3.00%*	1.00%**	None
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Advisor Class
Management Fees	.50%	.50%	.50%	.50%
Distribution and/or Service (12b-1) Fees	.30%	1.00%	1.00%	None
Other Expenses:
Transfer Agent	.16%	.22%	.17%	.16%
Interest Expenses and Related Expenses	.04%	.03%	.05%	.07%
Other Expenses	.13%	.13%	.11%	.10%

Total Other Expenses	.33%	.38%	.33%	.33%

Total Annual Fund Operating Expenses Before Waiver	1.13%	1.88%	1.83%	.83%

Fee Waiver and/or Expense Reimbursement (a)	(.14)%	(.20)%	(.14)%	(.11)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (b)	.99%	1.68%	1.69%	.72%

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that the fee waiver is in effect only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class B	Class C	Advisor Class
After 1 Year	$522	$471	$272	$74
After 3 Years	$756	$672	$562	$254
After 5 Years	$1,008	$999	$978	$450
After 10 Years	$1,731	$1,812	$2,139	$1,016

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You would pay the following expenses if you did not redeem your shares at the end of period:

	Class A	Class B	Class C	Advisor Class
After 1 Year	$522	$171	$172	$74
After 3 Years	$756	$572	$562	$254
After 5 Years	$1,008	$999	$978	$450
After 10 Years	$1,731	$1,812	$2,139	$1,016

*	Class B shares automatically convert to Class A shares after six years. The contingent deferred sales charge or CDSC decreases over time. For Class B shares, the CDSC decreases 1.00% annually to 0% after the third year.

**	For Class C shares, the CDSC is 0% after the first year.

(a)	The fee waiver and/or expense reimbursements will remain in effect until January 29, 2011 and will continue thereafter from year-to-year unless the Adviser provides notice of termination 60 days prior to the end of the Fund’s fiscal year.

(b)	If interest expenses were excluded, net expenses would be as follows:

Class A	Class B	Class C	Advisor Class
.95%	1.65%	1.65%	.65%

Portfolio Turnover

The Fund will pay transactions costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 46% of the average value of its portfolio.

PRINCIPAL STRATEGIES

The Fund pursues income opportunities from government, corporate, emerging market and high yield sources. It has the flexibility to invest in a broad range of fixed-income securities in both developed and emerging market countries. The Fund’s investments may include U.S. and non-U.S. corporate debt securities and sovereign debt securities. The Fund may invest, without limitation, in either U.S. Dollar-denominated or non-U.S. Dollar-denominated fixed-income securities.

The Adviser selects securities for purchase or sale based on its assessment of the securities’ risk and return characteristics as well as the securities’ impact on the overall risk and return characteristics of the Fund. In making this assessment, the Adviser takes into account various factors including the credit quality and sensitivity to interest rates of the securities under consideration and of the Fund’s other holdings.

The Fund may invest in debt securities with a range of maturities from short- to long-term. Substantially all of the Fund’s assets may be invested in lower-rated securities, which may include securities having the lowest rating for non-subordinated debt instruments (i.e., rated C by Moody’s or CCC+ or lower by S&P and Fitch) and unrated securities of equivalent investment quality. The Fund also may invest in investment grade securities and unrated securities.

The Fund may also make short sales of securities or maintain a short position. The Fund is non-diversified, meaning it may invest more of its assets in a fewer number of issuers.

The Fund may invest in mortgage-related and other asset-backed securities, loan participations, inflation-protected securities, structured securities, variable, floating, and inverse floating rate instruments and preferred stock, and may use other investment techniques. The Fund may use borrowings or other leverage for investment purposes. The Fund intends, among other things, to enter into transactions such as reverse repurchase agreements and dollar rolls. The Fund may invest, without limit, in derivatives, such as options, futures, forwards, or swap agreements.

PRINCIPAL RISKS

•

Market Risk: The value of the Fund’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

•

Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tend to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

•

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

•

Below Investment Grade Securities: Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

•

Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater if the Fund invests a significant portion of its assets in fixed-income securities with longer maturities.

•

Foreign (Non-U.S.) Risk: Investment in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

•

Emerging Market Risk: Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

•	Currency Risk: Fluctuations in currency exchange risk may negatively affect the value of the Fund’s investments or reduce its returns.

•

Leverage Risk: To the extent the Fund uses leveraging techniques, its net asset value or NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund’s investments.

•

Diversification Risk: The Fund may have more risk because it is “non-diversified,” meaning that it can invest more of its assets in a smaller number of issuers and that adverse changes in the value of one security could have a more significant effect on the Fund’s NAV.

•

Derivatives Risk: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

•

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.

BAR CHART AND PERFORMANCE INFORMATION

The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

•	how the Fund’s performance changed from year to year over ten years; and

•	how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information on the Fund’s website at www.AllianceBernstein.com (click on “Pricing & Performance”).

The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Bar Chart

The annual returns in the bar chart are for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

During the period shown in the bar chart, the Fund’s:

Best Quarter was up 23.96% in the 2nd quarter, 2009; and Worst Quarter was down -17.75% in the 4th quarter, 2008.

Performance Table

Average Annual Total Returns

(For the periods ended December 31, 2009)

		1 Year	5 Years	10 Years
Class A*	Return Before Taxes	54.74%	8.52%	12.80%

	Return After Taxes on Distributions	49.55%	5.29%	8.98%

	Return After Taxes on Distributions and Sale of Fund Shares	34.92%	5.40%	8.71%
Class B	Return Before Taxes	57.45%	8.60%	12.74%
Class C	Return Before Taxes	59.49%	8.58%	12.36%
Advisor Class**	Return Before Taxes	62.21%	9.80%	13.64%
JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) (U.S. Dollar-denominated) (reflects no deduction for fees, expenses, or taxes)		28.18%	8.11%	10.52%
JPMorgan Government Bond Index-Emerging Markets (“GBI-EM”) (local currency-denominated) (reflects no deduction for fees, expenses, or taxes)		16.56%	7.76%	N/A
Barclays Capital High Yield Index (2% Constrained) (“BC High Yield”) (reflects no deduction for fees, expenses, or taxes)		58.76%	6.50%	6.87%
Composite Benchmark (equal weighted blend of EMBI Global, GBI-EM and BC High Yield)		33.73%	7.61%	N/A

*	After-tax Returns:

–	Are shown for Class A shares only and will vary for Class B and Class C shares because these Classes have higher expense ratios;

–	Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and

–	Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

**	Inception date for Advisor Class shares: 1/28/08. Performance information for periods prior to the inception of Advisor Class shares is the performance of the Fund’s Class A shares adjusted to reflect the lower expense ratio of Advisor Class shares.

INVESTMENT ADVISER

AllianceBernstein L.P. is the investment adviser for the Fund.

PORTFOLIO MANAGER

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Paul J. DeNoon	Since August 2002	Senior Vice President of the Adviser

Gershon Distenfeld	Since February 2008	Vice President of the Adviser

Douglas J. Peebles	Since August 2002	Executive Vice President of the Adviser

Matthew S. Sheridan	Since October 2005	Vice President of the Adviser

PURCHASE AND SALE OF FUND SHARES

Purchase Minimums*

	Initial	Subsequent
Class A/Class C Shares, including traditional IRAs and Roth IRAs (Class B shares are not currently offered to new shareholders)	$2,500	$50
Automatic Investment Program	No minimum	$50 If initial minimum investment is less than $2,500, then $200 monthly until account balance reaches $2,500
Advisor Class Shares (only available to fee-based programs or through other limited arrangements)	None	None

*	Note: The Fund may waive investment minimums for certain types of retirement accounts or under certain other circumstances.

You may sell (redeem) your shares each day the New York Stock Exchange is open. You may sell your shares through your financial intermediary or by mail (AllianceBernstein Investor Services, Inc., P.O. Box 786003, San Antonio, TX 78278-6003) or telephone (800-221-5672).

TAX INFORMATION

The Fund may make income dividends or capital gains distributions, which may be subject to federal income taxes and taxable as ordinary income or capital gains, and may also be subject to state and local taxes.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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